Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Schedule of purchase price
Cash	$1,999,770
Common stock	6,776,617
Total purchase price	$8,776,387

Cash	$2,247,684
Common stock	1,804,500
Promissory Note	1,220,079
Total purchase price	$5,272,263

Cash	$1,999,770
Common stock	6,776,617
Total purchase price	$8,776,387

Schedule of business combination description
Description	Fair Value	Weighted average useful life (in years)
Assets acquired:
Cash	$136,654
Other current assets	74
Property and equipment, net	1,985,738
Intangible assets:
Customer relationships	215,900	6
Trademark/trade name	1,340,000	Indefinite
Developed manufacturing process	1,330,000	Indefinite
Goodwill	4,663,514
Right of use asset	1,411,461
Deposits	12,348
Total assets acquired	$11,095,689
Liabilities assumed:
Notes payable	$147,268
Notes payable, related parties	760,573
Right of use liability	1,411,461
Total liabilities assumed	2,319,302
Estimated fair value of net assets acquired	$8,776,387

Description	Fair Value	Weighted average useful life (in years)
Assets acquired:
Intangible assets:
In process research and development	3,209,000	Indefinite
Patent	873,263	10
Goodwill	1,190,000
Total assets acquired	$5,272,263

Description	Fair Value	Weighted average useful life (in years)
Assets acquired:
Cash	$136,654
Other current assets	74
Property and equipment, net	1,985,738
Intangible assets:
Customer relationships	215,900	6
Trademark/trade name	1,340,000	Indefinite
Developed manufacturing process	1,330,000	Indefinite
Goodwill	4,663,514
Right of use asset	1,411,461
Deposits	12,348
Total assets acquired	$11,095,689
Liabilities assumed:
Notes payable	$147,268
Notes payable, related parties	760,573
Right of use liability	1,411,461
Total liabilities assumed	2,319,302
Estimated fair value of net assets acquired	$8,776,387

Schedule of below represents the revenue, net loss and loss per share effect of the acquired company
	For the Years Ended December 31,
	2020	2019
Net Sales	$7,641,737	$6,798,227
Net loss	$(11,815,907)	$(2,459,275)
Net loss per common share	$(0.12)	$(0.02)